Summary of Non-Vested Restricted Stock Activity (Detail) - Non-Vested Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Non-vested beginning balance	3,062,602
Shares, Granted	173,940
Shares, Vested	(32,000)
Shares, Forfeited	(12,837)
Shares, Non-vested ending balance	3,191,705	3,062,602
Weighted-Average Grant Date Fair Value, Non-vested beginning balance	$ 48.72
Weighted-Average Grant Date Fair Value, Granted	151.58	$ 167.06	$ 149.47
Weighted-Average Grant Date Fair Value, Vested	67.54
Weighted-Average Grant Date Fair Value, Forfeited	148.43
Weighted-Average Grant Date Fair Value, Non-vested ending balance	$ 68.63	$ 48.72